Commitments, Contingent Liabilities and Liens (Information about Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 49,044
2016	32,089
2017	19,993
2018	9,524
2019 and thereafter	3,336
Total	113,986
Operating Facilities [Member]
Operating Leased Assets [Line Items]
Lease expiration dates	Jun. 26, 2024
2015	1,011
2016	781
2017	745
2018	748
2019 and thereafter	2,170
Total	5,455
Vehicles [Member]
Operating Leased Assets [Line Items]
2015	407
2016	157
2017	21
2018
2019 and thereafter
Total	585
Long Term Operating Networks [Member]
Operating Leased Assets [Line Items]
Lease expiration dates	Feb. 29, 2020
2015	47,626
2016	31,151
2017	19,227
2018	8,776
2019 and thereafter	1,166
Total	$ 107,946